WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 91.6%
U.S. Treasury Bonds, Inflation Indexed	0.125%	1/15/22	21,764,928	$21,558,580
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/22	110,564,000	109,446,196
U.S. Treasury Bonds, Inflation Indexed	0.125%	1/15/23	17,117,870	16,977,735
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	56,361,720	62,571,950
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	8,905,890	10,280,547
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	11,950,200	14,430,503
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	26,251,142	35,194,999
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,679,886	4,878,453
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	9,068,261	12,127,214
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	18,859,724	19,251,688
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	64,621,656	77,076,314
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	16,561,312	17,317,112
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	7,792,971	8,695,271
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	3,670,596	4,123,934
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	4,553,480	4,569,719

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $401,740,200)				418,500,215

CORPORATE BONDS & NOTES - 5.2%
ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	500,000	530,016

Oil, Gas & Consumable Fuels - 2.7%
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	287,920
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	299,529
Apache Corp., Senior Notes	4.750%	4/15/43	2,020,000	1,939,116
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	2,100,000	2,242,381
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,973,557
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,390,000	1,426,297
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	524,350
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	524,494
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	440,183
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,000,000	992,972
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	831,000

Total Oil, Gas & Consumable Fuels				12,481,799

TOTAL ENERGY				13,011,815

MATERIALS - 2.4%
Metals & Mining - 2.2%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	890,000	949,986	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000	1,012,890	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
ArcelorMittal, Senior Notes	6.125%	6/1/25	430,000		$484,221
ArcelorMittal, Senior Notes	7.000%	10/15/39	580,000		703,586
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		461,843	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		514,390	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		1,004,843	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,690,714
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		438,994
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	790,000		914,425
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		869,159

Total Metals & Mining					10,045,051

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	850,000		902,959	(b)

TOTAL MATERIALS					10,948,010

TOTAL CORPORATE BONDS & NOTES (Cost - $22,542,200)					23,959,825

SOVEREIGN BONDS - 1.1%
Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		217,062
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		239,210	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		458,030	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	1,330,000		1,468,948

Total Indonesia					2,383,250

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,240,000		1,339,051	(b)

Saudi Arabia - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	1,200,000		1,193,688	(a)

TOTAL SOVEREIGN BONDS (Cost - $4,654,072)					4,915,989

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $4,606,532)	6.000%	8/15/30	16,032,869	BRL	4,887,644

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset Backed Securities Trust, 2003-ABF1, A (1 mo. USD LIBOR + 0.740%) (Cost - $20,267)	2.758%	1/25/34	20,923	$20,287	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $433,563,271)				452,283,960

			SHARES
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $780,692)	2.030%		780,692	780,692	(d)

TOTAL INVESTMENTS - 99.2% (Cost - $434,343,963)				453,064,652
Other Assets in Excess of Liabilities - 0.8%				3,704,684

TOTAL NET ASSETS - 100.0%				$456,769,336

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2019, the total market value of investments in Affiliated Companies was $780,692 and the cost was $780,692 (Note 2).

Abbreviations used in this schedule:

BRL	— Brazilian Real
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-Bund	49	12/19	$9,404,657	$9,306,266	$98,391
U.S. Treasury 10-Year Notes	86	12/19	11,281,697	11,206,875	74,822
U.S. Treasury Long-Term Bonds	253	12/19	41,538,473	41,065,062	473,411

Net unrealized appreciation on open futures contracts					$646,624

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	100,000	USD	110,764	Citibank N.A.	10/17/19	$(1,623)
USD	89,330	EUR	80,000	Citibank N.A.	10/17/19	2,017
USD	168,721	EUR	150,000	Citibank N.A.	10/17/19	5,008
USD	337,376	EUR	300,000	Citibank N.A.	10/17/19	9,951
USD	499,105	EUR	440,000	JPMorgan Chase & Co.	10/17/19	18,882

Total						$34,235

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$418,500,215	—	$418,500,215
Corporate Bonds & Notes	—	23,959,825	—	23,959,825
Sovereign Bonds	—	4,915,989	—	4,915,989
Non-U.S. Treasury Inflation Protected Securities	—	4,887,644	—	4,887,644
Asset-Backed Securities	—	20,287	—	20,287

Total Long-Term Investments	—	452,283,960	—	452,283,960

Short-Term Investments†	—	780,692	—	780,692

Total Investments	—	$453,064,652	—	$453,064,652

Other Financial Instruments:
Futures Contracts	$646,624	—	—	$646,624
Forward Foreign Currency Contracts	—	$35,858	—	35,858

Total Other Financial Instruments	$646,624	$35,858	—	$682,482

Total	$646,624	$453,100,510	—	$453,747,134

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,623	—	$1,623

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the

Notes to Schedule of Investments (unaudited) (continued)

requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2019. The following transactions were effected in shares of such companies for the period ended September 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$233,602	$90,158,692	90,158,692	$89,611,602	89,611,602	—	$43,707	—	$780,692